Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Australia: 7.1%
81,727		Amcor PLC	$948,044	0.2
24,033		Ansell Ltd.	694,895	0.2
16,701		Aristocrat Leisure Ltd.	511,804	0.1
195,232		Aurizon Holdings Ltd.	554,048	0.1
39,425		Australia & New Zealand Banking Group Ltd.	802,635	0.2
103,039		BHP Group Ltd.	4,047,239	0.8
76,164		BHP Group PLC	2,465,927	0.5
54,688		Brambles Ltd.	468,219	0.1
57,916		Charter Hall Group	692,085	0.1
38,638		Commonwealth Bank of Australia	2,832,470	0.6
58,784		Computershare Ltd.	675,878	0.1
2,459		CSL Ltd.	523,497	0.1
3,366		Domino's Pizza Enterprises Ltd.	289,611	0.1
33,454	(1)	Endeavour Group Ltd./Australia	162,767	0.0
86,047		Fortescue Metals Group Ltd.	1,572,298	0.3
104,015		Goodman Group	1,729,990	0.4
134,673		Harvey Norman Holdings Ltd.	562,450	0.1
21,176		JB Hi-Fi Ltd.	747,800	0.2
24,734		Macquarie Group Ltd.	2,855,989	0.6
165,231		Medibank Pvt Ltd.	402,978	0.1
23,319		OZ Minerals Ltd.	395,346	0.1
86,728	(1)	Qantas Airways Ltd.	292,361	0.1
31,521		Rio Tinto Ltd.	3,089,363	0.6
35,224		Sonic Healthcare Ltd.	1,040,740	0.2
162,883		South32 Ltd. - AUD	356,923	0.1
101,574		TABCORP Holdings Ltd.	370,755	0.1
577,338		Telstra Corp., Ltd.	1,608,126	0.3
45,231		Wesfarmers Ltd.	2,039,310	0.4
18,587		Westpac Banking Corp.	333,867	0.1
33,454		Woolworths Group Ltd.	956,990	0.2
			34,024,405	7.1

		Austria: 0.1%
3,030		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	279,487	0.1
4,680		Wienerberger AG	191,301	0.0
			470,788	0.1

		Belgium: 0.5%
9,139		Ageas SA/NV	482,593	0.1
2,621		Sofina SA	1,228,949	0.2
3,404		UCB S.A.	368,169	0.1
10,889		Warehouses De Pauw CVA	468,319	0.1
			2,548,030	0.5

		Brazil: 0.1%
20,800		Vale SA	438,105	0.1

		Canada: 5.4%
8,333	(1)	Air Canada	166,847	0.0
15,236		Alimentation Couche-Tard, Inc.	614,154	0.1
4,060		Bank of Montreal	401,997	0.1
12,741		Bank of Nova Scotia	795,240	0.2
8,838		Canadian National Railway Co. - CNR	960,307	0.2
19,722		Canadian Pacific Railway Ltd.	1,464,449	0.3
10,087		Canadian Tire Corp. Ltd.	1,551,859	0.3
4,578	(1)	Canfor Corp.	88,397	0.0
20,324	(1)	CGI, Inc.	1,848,806	0.4
22,308		CI Financial Corp.	406,787	0.1
657		Constellation Software, Inc./Canada	1,052,396	0.2
24,032		Empire Co. Ltd.	789,188	0.2
28,455		Enbridge, Inc.	1,121,687	0.2
1,855		Fairfax Financial Holdings Ltd.	781,402	0.2
23,557		First Quantum Minerals Ltd.	504,523	0.1
10,191		Fortis, Inc.	462,173	0.1
6,759		George Weston Ltd.	700,929	0.2
17,726	(2)	Hydro One Ltd.	437,609	0.1
9,166		Imperial Oil Ltd.	251,117	0.1
6,121		Intact Financial Corp.	834,057	0.2
18,609		Lundin Mining Corp.	169,593	0.0
18,971		Magna International, Inc.	1,590,547	0.3
39,659		Manulife Financial Corp.	766,732	0.2
8,138		National Bank Of Canada	622,874	0.1
20,319		Nutrien Ltd.	1,208,130	0.3
3,970		Open Text Corp.	206,201	0.1
21,253		Power Corp. of Canada	678,338	0.1
8,685		Rogers Communications, Inc.	443,300	0.1
18,608		Royal Bank of Canada	1,881,979	0.4
22,496		Shaw Communications, Inc. - Class B	657,065	0.1
21,920		Sun Life Financial, Inc.	1,141,681	0.2
14,012		TC Energy Corp.	683,079	0.1
5,204		West Fraser Timber Co., Ltd.-WFG	373,282	0.1
			25,656,725	5.4

		China: 2.2%
56,520	(1)	Alibaba Group Holding Ltd.	1,380,374	0.3
2,079	(1)	Baidu, Inc. ADR	340,977	0.1
12,000		Byd Co., Ltd. - H Shares	370,901	0.1
447,000		China CITIC Bank Corp. Ltd. - H Shares	200,043	0.0
377,000		China Construction Bank - H Shares	262,597	0.1
174,400		China Eastern Airlines Corp. Ltd. - A Shares	119,177	0.0
32,000		China Mengniu Dairy Co., Ltd.	173,741	0.0
39,000		China Merchants Bank Co., Ltd. - H Shares	296,695	0.1
58,000		China National Building Material Co., Ltd. - H Shares	62,820	0.0
418,500		China Shenhua Energy Co., Ltd. - H Shares	791,895	0.2
14,300		Eve Energy Co. Ltd. - A Shares	250,692	0.1
10,800		Ganfeng Lithium Co. Ltd. - A Shares	327,531	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
5,210	(1)	I-Mab ADR	$406,797	0.1
857,000		Industrial & Commercial Bank of China - H Shares	475,886	0.1
3,471	(1)	JD.com, Inc. ADR	246,024	0.1
42,000		Jiangxi Copper Co., Ltd. - H Shares	88,180	0.0
810		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	210,972	0.0
424,000		Lenovo Group Ltd.	395,373	0.1
12,300	(1),(2)	Meituan Class B	340,359	0.1
3,000		NAURA Technology Group Co. Ltd. - A Shares	201,655	0.0
1,875		NetEase, Inc. ADR	191,644	0.0
3,768	(1)	NIO, Inc. ADR	168,354	0.0
573,000		PICC Property & Casualty Co., Ltd. - H Shares	462,879	0.1
22,900		Tencent Holdings Ltd.	1,381,057	0.3
7,329	(1)	Vipshop Holdings Ltd. ADR	121,881	0.0
3,700		Wuliangye Yibin Co. Ltd. - A Shares	126,971	0.0
13,000	(1),(2)	Wuxi Biologics Cayman, Inc.	198,565	0.0
7,330		Yum China Holdings, Inc.	455,853	0.1
7,100		Yunnan Energy New Material Co. Ltd. - A Shares	273,977	0.1
			10,323,870	2.2

		Czech Republic: 0.1%
51,026	(2)	Avast PLC	411,210	0.1

		Denmark: 3.4%
243		AP Moller - Maersk A/S - Class A	649,637	0.1
548		AP Moller - Maersk A/S - Class B	1,520,822	0.3
13,871		Carlsberg A/S	2,563,160	0.5
8,917		DSV PANALPINA A/S	2,173,652	0.5
2,701	(1)	Genmab A/S	1,220,796	0.3
15,033		GN Store Nord A/S	1,317,392	0.3
42,871		Novo Nordisk A/S	3,968,627	0.8
8,604		Novozymes A/S	675,972	0.1
9,113	(2)	Orsted A/S	1,351,641	0.3
19,706		Vestas Wind Systems A/S	726,650	0.2
			16,168,349	3.4

		Finland: 1.8%
30,358		Fortum OYJ	836,374	0.2
110,297		Kesko OYJ	4,727,562	1.0
11,910		Kone Oyj	986,468	0.2
127,986	(1)	Nokia OYJ - Finland	786,393	0.2
15,782		Nokian Renkaat OYJ	665,616	0.1
4,975		Orion Oyj	211,764	0.0
14,997		UPM-Kymmene OYJ	612,861	0.1
			8,827,038	1.8

		France: 6.4%
142,443	(1),(3)	Air France-KLM	661,075	0.1
8,780		Air Liquide SA	1,526,922	0.3
2,881		BioMerieux	343,521	0.1
25,673		Bouygues SA	989,478	0.2
4,525		Capgemini SE	978,095	0.2
39,020		Cie de Saint-Gobain	2,789,094	0.6
17,250		Cie Generale des Etablissements Michelin SCA	2,817,667	0.6
27,520		Engie SA	366,989	0.1
973		Hermes International	1,487,505	0.3
6,659		Ipsen SA	711,587	0.1
1,155		Kering SA	1,036,199	0.2
6,969		Legrand S.A.	785,381	0.2
5,060		L'Oreal S.A.	2,314,926	0.5
3,858		LVMH Moet Hennessy Louis Vuitton SE	3,088,984	0.6
69,997		Orange SA	779,009	0.2
23,019		Publicis Groupe	1,453,210	0.3
16,603		Sanofi	1,711,332	0.4
15,834		Schneider Electric SE	2,652,021	0.5
41,222		Societe Generale	1,207,220	0.2
4,637	(1)	Sodexo SA	395,099	0.1
21,189		Suez SA	494,269	0.1
1,982		Teleperformance	836,004	0.2
2,484		Thales S.A.	260,709	0.1
9,253		TotalEnergies SE	403,494	0.1
10,415		Vivendi SE	351,887	0.1
1,723		Wendel SE	241,850	0.0
			30,683,527	6.4

		Germany: 6.2%
1,137		Adidas AG	412,680	0.1
3,019		Allianz SE	750,415	0.2
12,720		BASF SE	999,522	0.2
3,905		Bayer AG	232,657	0.1
13,706		Bayerische Motoren Werke AG	1,362,811	0.3
3,499		Bechtle AG	722,486	0.2
10,551		Brenntag SE	1,053,831	0.2
8,671	(1)	Continental AG	1,177,917	0.2
27,834		Daimler AG	2,483,901	0.5
62,948	(1)	Deutsche Bank AG	793,541	0.2
64,778		Deutsche Post AG	4,390,100	0.9
33,327		Deutsche Telekom AG	691,676	0.1
16,358	(3)	Deutsche Wohnen SE	1,021,268	0.2
42,420		E.ON AG	521,492	0.1
10,730		Fresenius SE & Co. KGaA	563,970	0.1
998		Hannover Rueck SE	167,748	0.0
5,975		HeidelbergCement AG	529,493	0.1
21,976		Infineon Technologies AG	839,797	0.2
4,642		LEG Immobilien SE	733,656	0.2
5,055		Muenchener Rueckversicherungs-Gesellschaft AG	1,363,966	0.3
2,246		Rheinmetall AG	215,526	0.0
24,908		RWE AG	885,624	0.2
15,664		SAP SE	2,247,970	0.5
13,617		Siemens AG	2,124,710	0.4
3,908	(1)	Siemens Energy AG	106,317	0.0
394,641		Telefonica Deutschland Holding AG	1,063,781	0.2
12,962		Uniper SE	506,077	0.1
14,346		Vonovia SE	955,145	0.2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
7,367	(1),(2)	Zalando SE	$818,568	0.2
			29,736,645	6.2

		Hong Kong: 1.7%
156,000		AIA Group Ltd.	1,866,659	0.4
115,500		CK Asset Holdings Ltd.	785,828	0.2
94,902		CK Hutchison Holdings Ltd.	693,383	0.1
54,500		CLP Holdings Ltd.	561,973	0.1
119,000		HKT Trust & HKT Ltd. - Stapled Security	161,754	0.0
22,900		Hong Kong Exchanges and Clearing Ltd.	1,463,532	0.3
5,600		Jardine Matheson Holdings Ltd.	333,176	0.1
31,000		Kerry Properties Ltd.	91,550	0.0
71,500		Swire Pacific Ltd. - Class A	444,146	0.1
52,400		Swire Properties Ltd.	149,034	0.0
44,500		Techtronic Industries Co., Ltd.	793,537	0.2
42,000		Wharf Real Estate Investment Co. Ltd.	237,211	0.0
206,000		Xinyi Glass Holding Co. Ltd.	769,896	0.2
			8,351,679	1.7

		India: 0.6%
18,077	(1)	Axis Bank Ltd.	172,611	0.0
3,163	(1)	Divis Laboratories Ltd.	208,671	0.1
8,302		Housing Development Finance Corp.	273,299	0.1
5,812		ICICI Bank Ltd. ADR	108,045	0.0
224,460		Indian Oil Corp. Ltd.	311,389	0.1
28,281		Infosys Ltd. ADR	625,576	0.1
11,019		Infosys Ltd.	240,147	0.1
5,219		Larsen & Toubro Ltd.	112,617	0.0
25,002		Reliance Industries Ltd.	685,357	0.1
4,412		Tata Consultancy Services Ltd.	188,100	0.0
			2,925,812	0.6

		Indonesia: 0.0%
389,900		Bank Mandiri Persero TBK PT	153,631	0.0

		Ireland: 0.6%
18,521		DCC PLC	1,550,649	0.3
22,556		James Hardie Industries SE	761,005	0.2
12,098		Smurfit Kappa PLC	678,770	0.1
			2,990,424	0.6

		Israel: 0.5%
154,741	(1)	Bank Leumi Le-Israel BM	1,182,405	0.3
146,497	(1)	Bezeq Israeli Telecommunication Corp., Ltd.	156,472	0.0
3,598	(1)	Nice Ltd.	1,001,263	0.2
			2,340,140	0.5

		Italy: 1.1%
235,691		A2A SpA	500,056	0.1
13,975		Azimut Holding S.p.A.	359,496	0.1
7,326		Buzzi Unicem SpA	193,650	0.1
68,506		Enel S.p.A.	631,322	0.1
88,705	(1)	FinecoBank Banca Fineco SpA	1,588,395	0.3
14,975		Moncler SpA	1,028,527	0.2
25,403		Prysmian SpA	910,787	0.2
31,777		Unipol Gruppo Finanziario SpA	168,877	0.0
			5,381,110	1.1

		Japan: 21.9%
21,400		Aeon Co., Ltd.	585,608	0.1
14,000		AGC, Inc.	598,684	0.1
11,800		Aisin Corp.	477,710	0.1
30,400		Amada Co. Ltd.	312,455	0.1
53,200		Asahi Kasei Corp.	580,142	0.1
8,400		ASKUL Corp.	126,798	0.0
15,700		Azbil Corp.	612,271	0.1
9,100		Bandai Namco Holdings, Inc.	588,808	0.1
8,000		Benesse Holdings, Inc.	184,088	0.0
13,300		Bridgestone Corp.	585,930	0.1
27,800		Canon, Inc.	640,180	0.1
16,100		COMSYS Holdings Corp.	447,460	0.1
14,700		Daicel Corp.	122,086	0.0
44,600		Dai-ichi Life Holdings, Inc.	820,865	0.2
15,900		Daiichi Sankyo Co., Ltd.	314,889	0.1
4,500		Daikin Industries Ltd.	939,747	0.2
8,800		Daito Trust Construction Co., Ltd.	1,033,911	0.2
21,900		Daiwa House Industry Co., Ltd.	671,459	0.1
54		Daiwa Office Investment Corp.	389,611	0.1
19,100		Denso Corp.	1,312,192	0.3
15,300		Ebara Corp.	756,815	0.2
355,600		ENEOS Holdings, Inc.	1,493,732	0.3
5,200		Fanuc Ltd.	1,164,632	0.2
34,600	(1)	Fujikura Ltd.	177,106	0.0
11,100		Fujitsu Ltd.	1,888,447	0.4
3,000		GMO Payment Gateway, Inc.	385,643	0.1
29,900		Hakuhodo DY Holdings, Inc.	454,794	0.1
18,200		Hitachi Ltd.	1,046,850	0.2
60,100		Honda Motor Co., Ltd.	1,930,284	0.4
9,900		Hoya Corp.	1,397,579	0.3
20,300	(1)	IHI Corp.	469,540	0.1
6,400		Internet Initiative Japan, Inc.	203,217	0.0
38,500		Itochu Corp.	1,139,571	0.2
11,200		Iwatani Corp.	643,429	0.1
11,500	(1)	Japan Airlines Co. Ltd.	239,745	0.0
134,700		Japan Post Holdings Co. Ltd.	1,143,393	0.2
30,500		Japan Tobacco, Inc.	595,979	0.1
17,400		JSR Corp.	583,248	0.1
53,100		JTEKT Corp.	504,508	0.1
128,400		Kajima Corp.	1,652,867	0.3
9,000		Kaneka Corp.	356,375	0.1
27,400		KDDI Corp.	837,991	0.2
306		Kenedix Retail REIT Corp.	849,306	0.2
2,900		Keyence Corp.	1,615,309	0.3

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
6,000		Kikkoman Corp.	$367,422	0.1
8,400		Koito Manufacturing Co., Ltd.	514,085	0.1
26,600		Komatsu Ltd.	666,571	0.1
22,700		Kubota Corp.	474,690	0.1
6,100		Lawson, Inc.	306,587	0.1
16,800		Lixil Corp.	458,473	0.1
12,400		Makita Corp.	644,787	0.1
57,300		Marubeni Corp.	487,704	0.1
82,000	(1)	Mazda Motor Corp.	808,922	0.2
6,100		MEIJI Holdings Co., Ltd.	377,595	0.1
80,700		Mitsubishi Chemical Holdings Corp.	677,146	0.1
20,500		Mitsubishi Corp.	575,000	0.1
80,900		Mitsubishi Electric Corp.	1,097,591	0.2
108,500		Mitsubishi Estate Co., Ltd.	1,702,031	0.4
46,000		Mitsubishi Gas Chemical Co., Inc.	958,221	0.2
53,200		Mitsubishi Heavy Industries Ltd.	1,537,120	0.3
5,600		Mitsubishi Logistics Corp.	166,368	0.0
17,600		Mitsubishi UFJ Financial Group, Inc.	92,975	0.0
63,200		Mitsui & Co., Ltd.	1,450,592	0.3
17,800		Mitsui Chemicals, Inc.	567,623	0.1
25,900		Mitsui OSK Lines Ltd.	1,343,891	0.3
75,800		Mizuho Financial Group, Inc.	1,083,153	0.2
7,000		MonotaRO Co. Ltd.	161,019	0.0
5,400		Murata Manufacturing Co., Ltd.	448,123	0.1
4,300		Nabtesco Corp.	162,869	0.0
13,000		NEC Corp.	659,322	0.1
8,400		NH Foods Ltd.	338,807	0.1
5,200		Nihon Kohden Corp.	158,856	0.0
16,900		Nikon Corp.	157,328	0.0
1,500		Nintendo Co., Ltd.	771,155	0.2
11,500		Nippon Express Co., Ltd.	840,072	0.2
52,800		Nippon Steel Corp.	915,938	0.2
48,400		Nippon Telegraph & Telephone Corp.	1,239,433	0.3
25,900		Nippon Yusen KK	1,399,430	0.3
10,300		Nissan Chemical Corp.	504,841	0.1
59,200	(1)	Nissan Motor Co., Ltd.	343,587	0.1
2,900		Nitori Co., Ltd.	551,221	0.1
24,500		Nitto Denko Corp.	1,820,311	0.4
7,900		NOF Corp.	401,828	0.1
36,600		Nomura Real Estate Holdings, Inc.	907,550	0.2
9,300		Nomura Research Institute Ltd.	299,273	0.1
68,000		Obayashi Corp.	556,053	0.1
1,100		Obic Co., Ltd.	193,329	0.0
57,300		Oji Holdings Corp.	330,362	0.1
17,500		Omron Corp.	1,497,564	0.3
12,200		Ono Pharmaceutical Co., Ltd.	278,504	0.1
3,800		Oracle Corp. Japan	283,860	0.1
89,900		ORIX Corp.	1,572,837	0.3
41,400		Osaka Gas Co., Ltd.	773,464	0.2
27,700		Otsuka Holdings Co. Ltd.	1,101,049	0.2
19,200		Pan Pacific International Holdings Corp.	400,782	0.1
103,900		Panasonic Corp.	1,254,599	0.3
12,400		Pigeon Corp.	357,036	0.1
13,000		Recruit Holdings Co. Ltd.	673,798	0.1
42,800	(1)	Renesas Electronics Corp.	464,536	0.1
64,800		Resona Holdings, Inc.	243,303	0.1
26,100		Ricoh Co., Ltd.	285,191	0.1
3,500		Rinnai Corp.	325,149	0.1
2,600		Rohm Co., Ltd.	253,651	0.1
37,000		Round One Corp.	360,621	0.1
42,100		Sanwa Holdings Corp.	512,331	0.1
7,400		Secom Co., Ltd.	560,111	0.1
10,900		Sega Sammy Holdings, Inc.	137,486	0.0
47,300		Sekisui Chemical Co., Ltd.	816,183	0.2
36,200		Sekisui House Ltd.	716,959	0.1
20,200		Seven & I Holdings Co., Ltd.	901,332	0.2
11,400		Shimadzu Corp.	459,768	0.1
3,200		Shimano, Inc.	819,133	0.2
41,000		Shimizu Corp.	301,946	0.1
8,200		Shin-Etsu Chemical Co., Ltd.	1,337,660	0.3
7,500		Shionogi & Co., Ltd.	394,985	0.1
4,700		Shiseido Co., Ltd.	314,128	0.1
600		SMC Corp.	356,684	0.1
8,000		SoftBank Group Corp.	503,085	0.1
6,900		Sompo Holdings, Inc.	285,260	0.1
39,500		Sony Group Corp.	4,126,427	0.9
15,500		Stanley Electric Co., Ltd.	404,441	0.1
203,400		Sumitomo Chemical Co., Ltd.	1,058,802	0.2
109,000		Sumitomo Corp.	1,481,301	0.3
61,100		Sumitomo Electric Industries Ltd.	868,030	0.2
12,700		Sumitomo Metal Mining Co., Ltd.	514,698	0.1
33,500		Sumitomo Mitsui Financial Group, Inc.	1,129,254	0.2
17,600		Sumitomo Realty & Development Co., Ltd.	573,641	0.1
11,900		Suzuki Motor Corp.	484,157	0.1
29,500		T&D Holdings, Inc.	377,445	0.1
17,800		Taisei Corp.	599,885	0.1
9,300		Takeda Pharmaceutical Co., Ltd.	309,565	0.1
2,700		TechnoPro Holdings, Inc.	67,530	0.0
35,400		Teijin Ltd.	533,017	0.1
2,300		Tokyo Electron Ltd.	948,579	0.2
19,200		Tokyo Gas Co., Ltd.	363,432	0.1
5,600		Tokyo Seimitsu Co., Ltd.	239,757	0.0
188,700		Toray Industries, Inc.	1,242,436	0.3
44,000		Tosoh Corp.	772,159	0.2
10,100		Toto Ltd.	523,687	0.1
5,800		Toyota Industries Corp.	486,533	0.1
29,900		Toyota Motor Corp.	2,684,287	0.6
16,000		Toyota Tsusho Corp.	755,438	0.2
10,100		Trend Micro, Inc.	525,837	0.1
8,900		Ube Industries Ltd.	178,752	0.0
14,600		USS Co., Ltd.	254,156	0.1
6,500		West Holdings Corp.	292,232	0.1
66,100		Yamato Holdings Co., Ltd.	1,905,011	0.4
4,500		Zensho Holdings Co., Ltd.	114,166	0.0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
9,300		Zeon Corp.	$127,069	0.0
			104,879,227	21.9

		Luxembourg: 0.4%
12,590		Eurofins Scientific SE	1,505,926	0.3
6,647		RTL Group SA	376,309	0.1
			1,882,235	0.4

		Malaysia: 0.1%
264,100		Genting Bhd	294,765	0.1
53,200		Hartalega Holdings Bhd	88,751	0.0
			383,516	0.1

		Malta: 0.2%
62,631		Kindred Group PLC - SDR	1,025,178	0.2

		Mexico: 0.2%
59,836	(1)	Cemex SAB de CV ADR	486,467	0.1
62,400		Grupo Financiero Banorte	403,686	0.1
			890,153	0.2

		Netherlands: 5.3%
79	(1),(2)	Adyen NV	214,095	0.1
4,548	(1)	Airbus SE	623,846	0.1
15,386		Akzo Nobel NV	1,900,598	0.4
6,481		ASML Holding NV	4,953,993	1.0
4,005	(2)	Euronext NV	445,543	0.1
9,153		EXOR NV	751,974	0.2
153,189		ING Groep NV	1,965,528	0.4
113,954		Koninklijke Ahold Delhaize NV	3,542,256	0.7
4,216		Koninklijke DSM NV	849,871	0.2
148,858		Koninklijke KPN NV	488,460	0.1
39,919		Koninklijke Philips NV	1,840,651	0.4
40,723		NN Group NV	2,024,607	0.4
6,171	(2)	Signify NV	345,693	0.1
24,279		Randstad NV	1,761,463	0.4
44,359		Royal Dutch Shell PLC - Class A	891,663	0.2
53,391		Royal Dutch Shell PLC - Class B	1,054,968	0.2
29,228		Stellantis NV	560,493	0.1
8,404		Wolters Kluwer NV	958,088	0.2
			25,173,790	5.3

		New Zealand: 0.1%
201,653		Spark New Zealand Ltd.	665,609	0.1

		Norway: 0.4%
171,718		Norsk Hydro ASA	1,142,440	0.2
16,885		Yara International ASA	889,950	0.2
			2,032,390	0.4

		Poland: 0.1%
256,469		Polskie Gornictwo Naftowe I Gazownictwo SA	418,449	0.1

		Portugal: 0.2%
148,339		EDP - Energias de Portugal SA	769,433	0.2

		Russia: 0.3%
4,061		Lukoil PJSC ADR	347,970	0.0
19,956		Polymetal International PLC	433,636	0.1
30,207		Rosneft Oil Co. PJSC GDR	222,263	0.1
84,420		Sberbank of Russia PJSC	352,941	0.1
			1,356,810	0.3

		Singapore: 0.9%
723,300		Frasers Logistics & Commercial Trust	810,079	0.2
103,900		Mapletree Commercial Trust	165,416	0.0
210,400		Oversea-Chinese Banking Corp., Ltd.	1,903,539	0.4
88,400		Singapore Exchange Ltd.	773,499	0.1
21,500		United Overseas Bank Ltd.	415,672	0.1
119,200		Wilmar International Ltd.	381,744	0.1
			4,449,949	0.9

		South Africa: 0.0%
1,236		Naspers Ltd.	238,524	0.0

		South Korea: 3.3%
1,478		E-Mart, Inc.	216,788	0.1
423		Green Cross Corp./South Korea	107,623	0.0
11,672		Hana Financial Group, Inc.	440,369	0.1
16,764		Hankook Tire & Technology Co. Ltd.	705,603	0.2
3,673		Hyundai Mobis Co. Ltd.	853,367	0.2
23,704		KB Financial Group, Inc.	1,052,835	0.2
20,476		Kia Corp.	1,495,376	0.3
8,036		KT&G Corp.	575,296	0.1
806		LG Chem Ltd.	592,010	0.1
4,076		LG Corp.	334,055	0.1
12,057		LG Electronics, Inc.	1,651,558	0.3
1,977	(1)	LX Holdings Corp.	17,961	0.0
2,523		NAVER Corp.	950,923	0.2
4,947		POSCO	1,573,427	0.3
240	(1),(2)	Samsung Biologics Co. Ltd.	185,680	0.0
2,228		Samsung Electro-Mechanics Co. Ltd.	372,133	0.1
38,769		Samsung Electronics Co., Ltd. 005930	2,649,334	0.6
964		Samsung SDI Co., Ltd.	622,300	0.1
12,449		Shinhan Financial Group Co., Ltd.	421,936	0.1
10,580		SK Hynix, Inc.	1,035,743	0.2
			15,854,317	3.3

		Spain: 1.5%
17,820		Acerinox S.A.	238,215	0.1
31,361		Banco Bilbao Vizcaya Argentaria SA	200,758	0.0
265,495		Banco Santander SA	972,552	0.2
57,440		Endesa S.A.	1,395,258	0.3
150,622	(3)	Iberdrola S.A. - IBEE	1,812,759	0.4
6,659	(3)	Pharma Mar SA	569,387	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
466,470	(1)	Telefonica S.A.	$2,134,038	0.4
			7,322,967	1.5

		Sweden: 7.4%
15,331		Alfa Laval AB	640,237	0.1
14,441		Assa Abloy AB	463,214	0.1
14,551		Atlas Copco AB - A Shares	985,467	0.2
9,028		Atlas Copco AB - B Shares	513,317	0.1
31,360	(3)	Axfood AB	848,812	0.2
46,605		Boliden AB	1,816,289	0.4
16,578		Castellum AB	464,302	0.1
75,934		Electrolux AB	1,994,281	0.4
50,764		Epiroc AB	1,185,303	0.2
22,695		Epiroc AB	456,093	0.1
3,814	(2)	Evolution AB	663,637	0.1
30,959		Getinge AB	1,345,387	0.3
86,947		Hexagon AB	1,439,286	0.3
71,757		Husqvarna AB - B Shares	1,004,141	0.2
12,985		Industrivarden AB-Class A	518,100	0.1
21,359		Indutrade AB	696,696	0.1
152,289		Investor AB	3,771,364	0.8
25,267		Investor AB	627,814	0.1
78,124		Kinnevik AB	3,405,880	0.7
83,131		Nibe Industrier AB	993,414	0.2
9,055		Saab AB	274,754	0.1
32,252		Sandvik AB	841,013	0.2
40,315		Securitas AB	710,892	0.2
34,809		Skanska AB	982,647	0.2
33,549		SKF AB - B Shares	892,627	0.2
141,398		Svenska Handelsbanken AB	1,593,458	0.3
113,626		Swedish Match AB	1,017,518	0.2
148,532		Telefonaktiebolaget LM Ericsson ADR	1,712,574	0.4
68,165		Telefonaktiebolaget LM Ericsson	786,227	0.2
4,479	(2)	Thule Group AB	226,140	0.1
27,282		Trelleborg AB	674,401	0.1
75,759		Volvo AB - B Shares	1,786,532	0.4
			35,331,817	7.4

		Switzerland: 7.3%
55,346		ABB Ltd.	2,023,359	0.4
5,787		Adecco Group AG	346,561	0.1
21,743		Alcon, Inc.	1,582,870	0.3
2,575		Baloise Holding AG	406,002	0.1
6,078		Cie Financiere Richemont SA	777,797	0.2
24,738		Clariant AG	514,637	0.1
408		EMS-Chemie Holding AG	452,292	0.1
1,509		Geberit AG - Reg	1,239,007	0.3
330		Georg Fischer AG	534,092	0.1
116		Givaudan	578,985	0.1
46,764		Holcim Ltd.	2,741,361	0.6
3,518		Kuehne & Nagel International AG	1,186,738	0.2
11,337		Logitech International SA	1,245,590	0.3
855		Lonza Group AG	665,725	0.1
37,850		Nestle SA	4,792,933	1.0
25,917		Novartis AG	2,396,763	0.5
1,332		Partners Group	2,275,541	0.5
10,966		Roche Holding AG	4,236,300	0.9
3,771		Sika AG	1,328,412	0.3
2,862		Sonova Holding AG - Reg	1,123,721	0.2
8,146		STMicroelectronics NV-STM1	335,240	0.1
390		Straumann Holding AG	723,067	0.1
2,860		Tecan Group AG	1,649,274	0.3
53,795		UBS Group AG	886,315	0.2
1,325	(2)	VAT Group AG	520,135	0.1
838		Zurich Insurance Group AG	337,861	0.1
			34,900,578	7.3

		Taiwan: 1.0%
344,000		Cathay Financial Holding Co., Ltd.	669,532	0.1
354,000		China Development Financial Holding Corp.	178,937	0.0
311,000		CTBC Financial Holding Co. Ltd.	254,679	0.1
101,000		HON HAI Precision Industry Co., Ltd.	399,124	0.1
3,900		momo.com, Inc.	217,558	0.0
98,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,048,151	0.4
180,000		Uni-President Enterprises Corp.	472,074	0.1
214,000		United Microelectronics Corp.	447,506	0.1
335,320		Yuanta Financial Holding Co., Ltd.	304,976	0.1
			4,992,537	1.0

		Thailand: 0.1%
79,400		Kasikornbank PCL - NVDR	248,649	0.1
62,000		Thanachart Capital PCL - NVDR	61,290	0.0
59,500		Tisco Financial Group PCL - NVDR	159,267	0.0
			469,206	0.1

		United Kingdom: 9.8%
31,670		3i Group PLC	562,880	0.1
18,280		Admiral Group Plc	863,525	0.2
14,211		Antofagasta PLC	295,068	0.1
7,655		Ashtead Group PLC	572,823	0.1
12,381		AstraZeneca PLC	1,422,708	0.3
45,277	(1),(2)	Auto Trader Group PLC	410,219	0.1
240,234		Aviva PLC	1,290,218	0.3
51,726		B&M European Value Retail SA	397,405	0.1
59,074		BAE Systems PLC	473,631	0.1
398,852		Barclays PLC	964,861	0.2
22,460		Barratt Developments PLC	219,495	0.0
8,938		Berkeley Group Holdings PLC	601,781	0.1
502,712		BP PLC	2,017,910	0.4
15,517		British American Tobacco PLC	577,118	0.1
25,417		Bunzl PLC	941,635	0.2
630,644	(1)	Centrica Plc	397,957	0.1
17,539		CNH Industrial NV	292,860	0.1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
15,545	(1) Compass Group PLC	$328,466	0.1
17,085	CRH PLC - London	854,542	0.2
47,913	Diageo PLC	2,375,841	0.5
171,855	Direct Line Insurance Group PLC	710,406	0.1
60,888	DS Smith PLC	357,682	0.1
15,522	(1) easyJet PLC	182,135	0.0
33,470	Electrocomponents PLC	472,858	0.1
57,691	Evraz PLC	492,907	0.1
27,424	Ferguson PLC	3,844,570	0.8
38,065	GlaxoSmithKline PLC	751,553	0.2
78,044	HSBC Holdings PLC	430,821	0.1
15,350	IG Group Holdings PLC	190,167	0.0
29,545	IMI PLC	722,820	0.2
93,233	Imperial Brands PLC	1,996,159	0.4
4,365	Intermediate Capital Group PLC	131,542	0.0
12,901	Intertek Group PLC	924,310	0.2
22,616	Johnson Matthey PLC	934,822	0.2
19,370	Kingfisher PLC	99,493	0.0
48,027	Land Securities Group PLC	472,703	0.1
956,228	Lloyds Banking Group Plc	604,595	0.1
23,833	Mondi PLC	660,744	0.1
22,713	National Grid PLC	290,413	0.1
4,451	(1) Next PLC	487,581	0.1
18,418	Persimmon PLC	742,943	0.2
7,847	Reckitt Benckiser Group PLC	600,297	0.1
17,023	Relx PLC (GBP Exchange)	500,382	0.1
45,130	Rightmove PLC	440,221	0.1
44,572	Rio Tinto PLC	3,785,985	0.8
163,810	Sage Group PLC/The	1,596,729	0.3
165,782	Segro PLC	2,802,435	0.6
45,394	SSE PLC	910,132	0.2
163,221	Tate & Lyle PLC	1,674,466	0.3
14,723	Unilever PLC - ULVRL	847,337	0.2
312,742	Vodafone Group PLC	502,877	0.1
133,454	WPP PLC	1,725,975	0.4
		46,749,003	9.8

	Total Common Stock
	(Cost $407,267,313)	471,217,176	98.3

EXCHANGE-TRADED FUNDS: 0.1%
4,422	iShares MSCI EAFE ETF	351,505	0.1

	Total Exchange-Traded Funds
	(Cost $353,303)	351,505	0.1

PREFERRED STOCK: 0.7%
	Brazil: 0.0%
24,300	(1) Azul SA	181,495	0.0

	Germany: 0.7%
12,347	Henkel AG & Co. KGaA	1,251,800	0.3
18,102	Porsche AG	1,959,207	0.4
		3,211,007	0.7

	Total Preferred Stock
	(Cost $3,365,416)	3,392,502	0.7

	Total Long-Term Investments
	(Cost $410,986,032)	474,961,183	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.5%
300,632	(4) Citigroup, Inc., Repurchase Agreement dated 07/30/21, 0.06%, due 08/02/21 (Repurchase Amount $300,633, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.625%-5.000%, Market Value plus accrued interest $306,645, due 03/31/22-07/20/51)	300,632	0.1
1,000,000	(4) Daiwa Capital Markets, Repurchase Agreement dated 07/30/21, 0.05%, due 08/02/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 09/16/21-08/01/51)	1,000,000	0.2

1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 07/30/21, 0.05%, due 08/02/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.250%-7.500%, Market Value plus accrued interest $1,020,000, due 04/15/24-04/01/53)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $2,300,632)	2,300,632	0.5

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0% (continued)
	Mutual Funds: 0.5%
2,710,918	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $2,710,918)	$2,710,918	0.5

	Total Short-Term Investments
	(Cost $5,011,550)	5,011,550	1.0

	Total Investments in Securities (Cost $415,997,582)	$479,972,733	100.1
	Liabilities in Excess of Other Assets	(685,375)	(0.1)
	Net Assets	$479,287,358	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of July 31, 2021.

Sector Diversification	Percentage of Net Assets
Industrials	19.2%
Financials	14.8
Consumer Discretionary	13.8
Materials	12.3
Information Technology	9.2
Consumer Staples	8.1
Health Care	7.9
Communication Services	4.4
Real Estate	3.8
Utilities	3.1
Energy	2.4
Exchange-Traded Funds	0.1
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$162,767	$33,861,638	$–	$34,024,405
Austria	–	470,788	–	470,788
Belgium	–	2,548,030	–	2,548,030
Brazil	438,105	–	–	438,105
Canada	25,656,725	–	–	25,656,725
China	1,931,530	8,392,340	–	10,323,870
Czech Republic	–	411,210	–	411,210
Denmark	–	16,168,349	–	16,168,349
Finland	–	8,827,038	–	8,827,038
France	–	30,683,527	–	30,683,527
Germany	–	29,736,645	–	29,736,645
Hong Kong	–	8,351,679	–	8,351,679
India	733,621	2,192,191	–	2,925,812
Indonesia	–	153,631	–	153,631
Ireland	–	2,990,424	–	2,990,424
Israel	–	2,340,140	–	2,340,140
Italy	–	5,381,110	–	5,381,110
Japan	–	104,879,227	–	104,879,227
Luxembourg	–	1,882,235	–	1,882,235
Malaysia	383,516	–	–	383,516
Malta	–	1,025,178	–	1,025,178
Mexico	890,153	–	–	890,153
Netherlands	–	25,173,790	–	25,173,790
New Zealand	–	665,609	–	665,609
Norway	–	2,032,390	–	2,032,390
Poland	–	418,449	–	418,449
Portugal	–	769,433	–	769,433
Russia	222,263	1,134,547	–	1,356,810
Singapore	–	4,449,949	–	4,449,949
South Africa	–	238,524	–	238,524
South Korea	17,961	15,836,356	–	15,854,317
Spain	–	7,322,967	–	7,322,967
Sweden	4,793,256	30,538,561	–	35,331,817
Switzerland	–	34,900,578	–	34,900,578
Taiwan	217,558	4,774,979	–	4,992,537
Thailand	–	469,206	–	469,206
United Kingdom	–	46,749,003	–	46,749,003
Total Common Stock	35,447,455	435,769,721	–	471,217,176
Exchange-Traded Funds	351,505	–	–	351,505
Preferred Stock	181,495	3,211,007	–	3,392,502
Short-Term Investments	2,710,918	2,300,632	–	5,011,550
Total Investments, at fair value	$38,691,373	$441,281,360	$–	$479,972,733
Liabilities Table
Other Financial Instruments+
Futures	$(11,847)	$–	$–	$(11,847)
Total Liabilities	$(11,847)	$–	$–	$(11,847)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2021 (Unaudited) (Continued)

At July 31, 2021, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	22	09/17/21	$2,551,340	$(11,847)
			$2,551,340	$(11,847)

At July 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $425,881,204.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$67,689,703
Gross Unrealized Depreciation	(13,203,265)

Net Unrealized Appreciation	$54,486,438